DIVIDENDS ON ORDINARY SHARES	12 Months Ended
Dec. 31, 2019
Disclosure of dividends [text block] [Abstract]
Disclosure of dividends [text block]

NOTE 45: DIVIDENDS ON ORDINARY SHARES

The directors have recommended a final dividend, which is subject to approval by the shareholders at the Annual General Meeting, of 2.25 pence per share (2018: 2.14 pence per share; 2017: 2.05 pence per share) representing a total dividend of £1,586 million (2018: £1,523 million; 2017: £1,475 million), which will be paid on 27 May 2020. The financial statements do not reflect recommended dividends.

Dividends paid during the year were as follows:

	2019	2018	2017
	pence	pence	pence	2019	2018	2017
	per share	per share	per share	£m	£m	£m
Recommended by directors at previous year end:
Final dividend	2.14	2.05	1.70	1,523	1,475	1,212
Special dividend	–	–	0.50	–	–	356
Interim dividend paid in the year	1.12	1.07	1.00	789	765	720
	3.26	3.12	3.20	2,312	2,240	2,288

The cash cost of the dividends paid in the year was £2,312 million (2018: £2,240 million; 2017: £2,284 million), in 2017 this was net of a credit in respect of unclaimed dividends written-back in accordance with the Company’s Articles of Association.

In May 2019 the Group announced that it will move to the payment of quarterly dividends in 2020, with the first quarterly dividend in respect of the first quarter of 2020 payable in June 2020. The new approach will be to adopt three equal interim ordinary dividend payments for the first three quarters of the year followed by, subject to performance, a larger final dividend for the fourth quarter of the year. The first three quarterly payments, payable in June, September and December will be 20 per cent of the previous year’s total ordinary dividend per share. The fourth quarter payment will be announced with the full year results. The final dividend will continue to be paid in May, following approval at the AGM. The Group believes that this approach will provide a more regular flow of dividend income to all shareholders whilst accelerating the receipt of payments.

The trustees of the following holdings of Lloyds Banking Group plc shares in relation to employee share schemes retain the right to receive dividends but have chosen to waive their entitlement to the dividends on those shares as indicated: the Lloyds Banking Group Share Incentive Plan (holding at 31 December 2019: 6,508,529 shares, 31 December 2018: 5,538,164 shares, waived rights to all dividends), the HBOS Share Incentive Plan Trust (holding at 31 December 2019: 445,625 shares, 31 December 2018: 445,625 shares, waived rights to all dividends), the Lloyds Banking Group Employee Share Ownership Trust (holding at 31 December 2019: 11,656,155 shares, 31 December 2018: 5,679,119 shares, on which it waived rights to all dividends) and Lloyds Group Holdings (Jersey) Limited (holding at 31 December 2019: nil, 31 December 2018: 42,846 shares, waived rights to all but a nominal amount of one penny in total).